INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets
	Customer relationship intangibles	Operating lease intangibles	Others	Total
	RMB	RMB	RMB	RMB

Intangible assets, net at January 1, 2016	39,484	1,682	2,287	43,453
Addition of software	—	—	960	960
Disposal of centers	(6,655)	—	—	(6,655)
Amortization expenses	(9,191)	(424)	(1,145)	(10,760)
Intangible asset impairment	(9,353)	(457)	—	(9,810)
Intangible assets, net at December 31, 2016	14,285	801	2,102	17,188

Addition of software	—	—	749	749
Disposal of centers	(3,117)	(194)	—	(3,311)
Amortization expenses	(4,399)	(301)	(1,529)	(6,229)
Intangible asset impairment	(598)	—	—	(598)
Intangible assets, net at December 31, 2017	6,171	306	1,322	7,799
Intangible assets, net at December 31, 2017, in US$	948	48	203	1,199

At December 31, 2017
Intangible assets, cost	71,043	14,732	13,747	99,522
Less: accumulated amortization	(64,274)	(14,426)	(12,425)	(91,125)
Less: Intangible asset impairment	(598)	—	—	(598)
Intangible assets, net at December 31, 2017	6,171	306	1,322	7,799

Schedule of Estimated Annual Amortization Expenses
	Amortization
	RMB	US$
2018	2,438	375
2019	1,288	198
2020	923	142
2021	923	142
2022	264	41